OMB APPROVAL
OMB Number: 3235-0578
Expires: April 30, 2013
Estimated average burden hours per response: 5.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-22043
Invesco Van Kampen Dynamic Credit Opportunities Fund*

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Colin Meadows 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 7/31
Date of reporting period: 4/30/10

*	On June 1, 2010, Invesco completed its acquisition of Van Kampen Investments and Morgan Stanley’s retail assets management business. This Trust was included in that acquisition and as of that date, became Invesco Van Kampen Dynamic Credit Opportunities Fund. Please visit www.invesco.com/transaction for more information or call Invesco’s Client Services team at 800-959-4246.

Item 1. Schedule of Investments.
Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2010 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Variable Rate Senior Loan Interests** 103.5%
	Aerospace/Defense 0.7%
$1,969	Booz Allen Hamilton, Inc. Term Loan C	6.000%	07/31/15	$1,977,117
2,107	IAP Worldwide Services, Inc. Term Loan (a)	9.250	12/30/12	2,012,486
254	TASC, Inc. Term Loan A	5.500	12/18/14	254,984
520	TASC, Inc. Term Loan B	5.750	12/18/15	523,037
2,000	Wesco Aircraft Hardware Corp. Second Lien Term Loan	6.030	03/28/14	1,947,500

				6,715,124

	Automotive 3.3%
1,587	Acument Global Technologies, Inc. Term Loan (a)	14.000	08/11/13	1,543,205
4,597	Federal-Mogul Corp. Term Loan B	2.190	12/29/14	4,213,497
3,338	Federal-Mogul Corp. Term Loan C	2.200	12/28/15	3,059,431
11,014	Ford Motor Co. Term Loan	3.280	12/16/13	10,654,016
3,837	MetoKote Corp. Term Loan Refinance	9.000	11/27/11	3,500,873
3,325	Oshkosh Truck Corp. Term Loan B	6.260	12/06/13	3,346,942
€3,768	Sensata Technologies BV Term Loan B	2.646	04/26/13	4,797,515
944	TRW Automotive, Inc. Term Loan A2	5.014	05/30/15	948,299

				32,063,778

	Banking 0.0%
114	Dollar Financial Corp. CAD Term Loan	7.000	10/30/12	110,320

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Banking (continued)
$84	Dollar Financial Corp. Delayed Draw Term Loan	7.000%	10/30/12	$81,142

				191,462

	Beverage, Food & Tobacco 8.9%
€7,000	Alliance Boots Holdings Ltd. Term Loan B2 (United Kingdom)	3.347	07/05/15	8,846,377
£8,000	Alliance Boots Holdings Ltd. Term Loan B1 (United Kingdom)	3.554	07/05/15	11,492,874
£3,000	Brake Brothers PLC Term Loan B (United Kingdom) (i)	—	09/01/14	4,245,891
4,534	Coleman Natural Foods, LLC First Lien Term Loan	6.930	08/22/12	4,194,132
633	Dole Food Co., Inc. Credit Link Deposit	7.879	08/30/10	640,591
1,995	Dole Food Co., Inc. Term Loan B	5.042	03/02/17	2,018,518
4,954	Dole Food Co., Inc. Term Loan C	5.010	03/02/17	5,013,494
10,000	DSW Holdings, Inc. Term Loan	4.259	03/02/12	9,868,750
12,000	Farley’s & Sathers Candy Co., Inc. Second Lien Term Loan	11.250	01/02/12	11,640,000
€1,276	Foodvest Ltd. Term Loan C2 (Sweden)	4.893	10/02/16	1,671,376
5,000	FSB Holdings, Inc. Second Lien Term Loan	6.063	03/29/14	4,700,000
€1,000	Liberator Midco Ltd. Term Loan B1 (United Kingdom)	2.658	11/03/14	1,315,362
957	Liberator Midco Ltd. Term loan C1 (United Kingdom)	3.033	11/03/15	1,259,183
3,000	LJVH Holding, Second Lien Term Loan (Canada)	5.790	01/19/15	2,799,999
€1,600	Panrico Inc. Term Loan B (Spain)	3.363	05/30/14	1,583,852

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Beverage, Food & Tobacco (continued)
€1,960	Panrico Inc. Term Loan C (Spain)	3.738%	05/29/15	$1,940,307
5,066	Pinnacle Foods Finance, LLC Term Loan C	7.500	04/02/14	5,112,697
7,402	Pinnacle Foods Finance, LLC Term Loan B	2.999	04/02/14	7,224,145

				85,567,548

	Broadcasting — Cable 6.7%
€3,250	Bultel Cable Bulgaria EAD Term Loan A (Bulgaria) (b)	5.408	10/27/15	4,327,212
€3,250	Bultel Cable Bulgaria EAD Term Loan B (Bulgaria) (b)	6.408	10/27/16	4,327,212
15,901	Charter Communications Operating, LLC Extended Term Loan	3.550	09/06/16	15,228,203
1,959	Charter Communications Operating, LLC Replacement Term Loan (c)	2.300	03/06/14	1,862,211
5,000	Charter Communications Operating, LLC Third Lien Term Loan (c)	2.752	09/06/14	4,654,165
2,448	CSC Holdings, Inc. Extended Term Loan A3	1.004	02/24/12	2,426,731
€5,000	Kabel Baden-Wuerttemberg GmBH Term Loan B (Germany)	2.904	06/09/14	6,551,152
€5,000	Kabel Baden-Wuerttemberg GmBH Term Loan C (Germany)	3.404	06/09/15	6,551,152
4,039	Knology Inc. Extended Term Loan	3.792	06/30/14	4,011,514

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Broadcasting — Cable (continued)
$898	MCC Iowa, LLC Term Loan F	4.500%	10/23/17	$898,525
€10,000	UPC Broadband Holding B.V. Term Loan U (Netherlands)	4.995	12/31/17	12,845,468
1,250	UPC Financing Partnership Term Loan T (Netherlands)	3.930	12/30/16	1,236,563

				64,920,108

	Broadcasting — Diversified 0.8%
1,800	Alpha Topco, Ltd., Second Lien Term Loan (United Kingdom)	3.822	06/30/14	1,641,681
3,529	Alpha Topco, Ltd., Term Loan B1 (United Kingdom)	2.447	12/31/13	3,325,186
2,384	Alpha Topco, Ltd., Term Loan B2 (United Kingdom)	2.447	12/31/13	2,246,069
857	Cumulus Media, Inc. Term Loan B	4.259	06/11/14	789,898

				8,002,834

	Broadcasting — Radio 0.6%
1,887	CMP KC, LLC Term Loan (b)(d)	6.250	05/03/11	575,425
4,782	CMP Susquehanna Corp. Term Loan 2.313		05/05/13	4,087,163
1,646	Multicultural Radio Broadcasting, Inc. Term Loan	3.000	12/18/12	1,355,504

				6,018,092

	Broadcasting — Television 2.5%
2,625	FoxCo Acquisition Sub, LLC Term Loan	7.500	07/14/15	2,614,860

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Broadcasting — Television (continued)
$636	High Plains Broadcasting Operating Co., LLC Term Loan	9.000%	09/14/16	$623,204
2,420	Newport Television, LLC Term Loan B	9.000	09/14/16	2,371,888
19,801	Univision Communications, Inc. Initial Term Loan	2.540	09/29/14	18,088,069

				23,698,021

	Buildings & Real Estate 1.4%
1,305	CB Richard Ellis Services, Inc. Term Loan B	6.000	12/20/13	1,306,494
2,000	El Ad IDB Las Vegas, LLC Term Loan A2	4.251	08/09/12	800,000
2,032	Ginn LA CS Borrower First Lien Term Loan (d)	6.196	06/08/11	147,290
948	Ginn LA CS Borrower First Lien A Credit Linked (d)	7.750	06/08/11	68,710
4,500	Ginn LA CS Borrower Second Lien Term Loan (b)(d)	10.196	06/08/12	7,501
2,382	Kyle Acquisition Group, LLC Term Loan B (d)(e)	5.750	07/20/09	238,243
2,618	Kyle Acquisition Group, LLC Term Loan C (d)	4.000	07/20/11	261,757
3,000	Lake At Las Vegas Joint Venture, LLC DIP Term Loan (a)(c)	9.773	07/15/10	900,000
37	Lake At Las Vegas Joint Venture, LLC Mezzanine Term Loan (a)(c)(d)	20.000	10/01/10	597
20,431	Lake At Las Vegas Joint Venture, LLC New Term Loan (a)(c)(d)	14.333	06/20/12	327,759

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Buildings & Real Estate (continued)
$1,806	Lake At Las Vegas Joint Venture, LLC Revolving Credit Agreement (a)(c)(d)	14.350%	06/20/12	$28,965
3,000	Metroflag BP, LLC Second Lien Term Loan (d)(e)	11.250	07/06/09	31,500
1,638	NLV Holdings, LLC Second Lien Term Loan (a)(c)(d)	5.250	05/09/12	120,772
1,554	Realogy Corp. Letter of Credit	3.375	10/10/13	1,412,182
5,771	Realogy Corp. Term Loan	3.292	10/10/13	5,245,246
385	Rhodes Homes New Term Loan	2.291	03/31/16	307,915
2,000	Standard Pacific Corp. Term Loan	2.000	05/05/13	1,843,334
1,008	Tamarack Resorts, LLC (d)	8.051	05/19/11	15,113
209	Tamarack Resorts, LLC Term Loan (d)(e)	20.250	07/02/09	166,886
1,489	Tamarack Resorts, LLC Term Loan B (d)	7.500	05/19/11	22,330
216	WCI Communities, Inc. First Lien Term Loan	10.070	09/03/14	215,611
322	WCI Communities, Inc. PIK Term Loan (a)	10.000	09/02/16	312,675

				13,780,880

	Business Equipment & Services 2.9%
4,000	Affinion Group, Inc. Term Loan B	5.000	10/10/16	3,980,000
2,917	GSI Holdings, LLC Term Loan	3.260	08/01/14	2,727,665
4,548	NCO Financial Systems Term Loan B	6.910	05/15/13	4,498,901
9,620	Nielsen Finance, LLC Term Loan A	2.251	08/09/13	9,399,188
175	RGIS Holdings, LLC Delayed Draw Term Loan	2.790	04/30/14	165,962
3,499	RGIS Holdings, LLC Term Loan B	2.790	04/30/14	3,319,252

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Business Equipment & Services (continued)
$3,881	SMG Holdings, Inc. Term Loan B	3.330%	07/27/14	$3,648,010

				27,738,978

	Chemicals, Plastics & Rubber 4.9%
5,000	Brenntag Holdings GmbH & Co. Second Lien Term Loan (Germany)	6.473	07/07/15	5,017,500
458	Hexion Specialty Chemicals, Inc. Extended Term Loan C1	4.063	05/05/15	442,288
95	Hexion Specialty Chemicals, Inc. Extended Term Loan C2	4.063	05/05/15	91,922
1,430	Hexion Specialty Chemicals, Inc. Extended Term Loan C4	4.000	05/05/15	1,380,276
4,877	Hexion Specialty Chemicals, Inc. Extended Term Loan C5	4.063	05/05/15	4,633,338
3,952	Huntsman International, LLC Term Loan C	2.518	06/30/16	3,832,561
529	Lyondell Chemical Co. DIP Term Loan (f)	5.796	04/06/10	546,216
3,149	Lyondell Chemical Co. DIP Term Loan Roll-Up	6.560	04/06/10	3,456,450
13,243	LyondellBasell Cam Exchange Term Loan (c)	3.748	12/22/14	12,018,394
72	LyondellBasell Cam Exchange US Primary Revolving Credit Agreement (c) (f)	7.000	12/20/13	65,301
787	Nalco Co. Add On Term Loan	2.023	05/13/16	784,003
1,002	Nalco Co. Term Loan	6.500	05/13/16	1,011,639
1,501	Nusil Technology LLC New Term Loan B	6.000	02/18/15	1,516,229
4,913	PQ Corp. Term Loan B	3.570	07/30/14	4,540,555

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Chemicals, Plastics & Rubber (continued)
$3,173	Solutia, Inc. Term Loan B	4.750%	03/17/17	$3,199,425
5,105	Univar Inc. Opco Term Loan	3.273	10/10/14	5,024,384

				47,560,481

	Construction Material 2.1%
164	Axia Acquisition Corp. Second Lien Term Loan A	3.390	03/11/16	160,319
324	Axia Acquisition Corp. Second Lien Term Loan B	3.390	03/12/16	302,823
€546	Baxi Group Ltd. Term Loan B1 (United Kingdom)	3.351	10/07/15	705,221
€210	Baxi Group Ltd. Term Loan B2 (United Kingdom)	3.500	06/13/11	270,788
€500	Baxi Group Ltd. Term Loan C1 (United Kingdom)	4.351	10/07/16	643,811
€704	Baxi Group Ltd. Term Loan C2 (United Kingdom)	4.500	06/13/12	908,568
£4,757	Baxi Group Ltd. Term Loan B (United Kingdom)	3.351	12/27/11	7,038,939
£4,757	Baxi Group Ltd. Term Loan C (United Kingdom)	4.351	12/27/12	7,038,939
949	Building Materials Holding Corp. Second Lien Term Loan (a)	8.000	01/04/15	759,443
2,331	Contech Construction Products, Inc. Term Loan	2.260	01/31/13	2,132,830
813	Custom Building Products, Inc. Term Loan B	5.750	03/19/15	814,528

				20,776,209

	Containers, Packaging & Glass 2.4%
4,032	Anchor Glass Container Corp. First Lien Term Loan	6.000	03/02/16	4,024,744
1,350	Anchor Glass Container Corp. Second Lien Term Loan	10.000	09/02/16	1,343,250

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Containers, Packaging & Glass (continued)
$3,000	Berlin Packaging, LLC Second Lien Term Loan	6.760%	08/17/15	$1,950,000
5,826	Berlin Packaging, LLC Term Loan	3.280	08/17/14	5,287,432
2,678	Berry Plastics Group, Inc. Term Loan C	2.257	04/03/15	2,508,755
110	Graham Packaging Co., LP New Term Loan B	2.500	10/07/11	108,998
5,611	Graham Packaging Co., LP Term Loan C	6.750	04/05/14	5,666,058
2,783	Reynolds Group Holdings Inc. Dollar Term Loan	6.250	05/05/16	2,800,586

				23,689,823

	Diversified Manufacturing 0.5%
2,532	Euramax International, Inc. Cash Pay Term Loan	10.000	06/29/13	2,234,583
2,594	Euramax International, Inc. PIK Pay Term Loan (a)	14.000	06/29/13	2,289,279

				4,523,862

	Ecological 0.6%
6,850	Synagro Technologies, Inc. Second Lien Term Loan	5.010	10/02/14	5,577,044

	Education & Child Care 2.1%
640	Bright Horizons Family Solutions, Inc. Revolving Credit Agreement (f)	1.270	05/28/14	601,600
1,164	Bright Horizons Family Solutions, Inc. Term Loan B	7.500	05/28/15	1,170,158
13,099	Cengage Learning Holdings II, Inc., LP Term Loan	2.790	07/03/14	11,747,087
500	Educate, Inc. Second Lien Term Loan	5.550	06/16/14	441,875

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Education & Child Care (continued)
$1,958	Education Management, LLC Term Loan C	2.063%	06/03/13	$1,920,005
5,000	Nelson Education Ltd. Second Lien Term Loan (Canada)	6.290	07/03/15	4,175,000

				20,055,725

	Electronics 2.9%
2,465	Dealer Computer Services, Inc. Term Loan B	5.250	04/21/17	2,464,699
4,196	Edwards, Ltd. First Lien Term Loan (Cayman Islands)	2.252	05/31/14	3,899,193
5,167	Edwards, Ltd. Second Lien Term Loan (Cayman Islands) (a)	6.002	11/30/14	4,404,683
2,025	Infor Enterprise Solutions Holdings, Inc. Extended Delayed Draw Term Loan	6.030	07/28/15	1,964,670
3,882	Infor Enterprise Solutions Holdings, Inc. Extended Initial Term Loan	6.030	07/28/15	3,770,470
1,000	Kronos, Inc. Second Lien Term Loan	6.040	06/11/15	948,750
5,789	Open Solutions, Inc. Term Loan B	2.445	01/23/14	5,231,693
424	Sungard Data Systems, Inc. Incremental Term Loan Add on	6.750	02/28/14	426,651
54	Sungard Data Systems, Inc. Term Loan A	2.001	02/28/14	52,807
1,463	Sungard Data Systems, Inc. Term Loan B	3.880	02/26/16	1,456,960
3,100	Verint Systems, Inc. Term Loan B	3.540	05/25/14	2,985,885

				27,606,461

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Entertainment & Leisure 1.7%
$1,177	Fender Musical Instruments Corp. Delayed Draw Term Loan	2.500%	06/09/14	$1,047,745
2,331	Fender Musical Instruments Corp. Term Loan B	2.550	06/09/14	2,074,162
1,750	Hicks Sports Group, LLC Term Loan (d)	6.750	12/22/10	1,579,375
12,728	Metro-Goldwyn-Mayer Studios, Inc. Term Loan B (d)	20.500	04/09/12	5,910,761
9,401	Metro-Goldwyn-Mayer Studios, Inc. Term B1 Loan (d)	20.500	04/09/12	4,365,369
1,414	Ticketmaster Entertainment, Inc. Delayed Draw Term Loan B	7.000	07/25/14	1,428,871

				16,406,283

	Farming & Agriculture 0.2%
1,032	Wm. Bolthouse Farms, Inc. New First Lien Term Loan	5.500	02/11/16	1,040,323
1,091	Wm. Bolthouse Farms, Inc. New Second Lien Term Loan	9.500	08/11/16	1,101,478

				2,141,801

	Finance 5.7%
1,818	American General Finance Corp. Term Loan B	7.250	04/21/15	1,823,636
3,635	C.G. JCF Corp. Term Loan	3.280	08/01/14	3,441,975
5,545	First Data Corp. Term Loan B1	3.010	09/24/14	4,999,401
13,114	First Data Corp. Term Loan B2	3.032	09/24/14	11,803,959
12,062	First Data Corp. Term Loan B3	3.030	09/24/14	10,860,019
2,500	National Processing Co. Group, Inc. Second Lien Term Loan	10.750	09/29/14	2,285,418
3,212	National Processing Co. Group, Inc. Term Loan B	7.000	09/29/13	3,195,570

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Finance (continued)
$5,829	Nuveen Investments, Inc. Term Loan	3.320%	11/13/14	$5,345,407
3,234	Oxford Acquisition III, Ltd., U.S. Term Loan (United Kingdom)	2.063	05/12/14	3,015,697
5,046	RJO Holdings Corp. Second Lien Term Loan (a)	9.010	07/13/15	529,830
4,785	RJO Holdings Corp. Term Loan B (a)	5.260	07/12/14	3,238,177
1,887	Transfirst Holdings, Inc. Second Lien Term Loan (a)	7.040	06/15/15	1,596,082
2,917	Transfirst Holdings, Inc. Term Loan B	3.040	06/15/14	2,764,331

				54,899,502

	Health & Beauty 0.9%
5,081	American Safety Razor Co. Second Lien Term Loan	10.500	01/30/14	3,006,050
1,125	Marietta Intermediate Holding Corp. Term Loan B (a)	8.250	02/19/15	1,034,647
4,776	Philosophy, Inc. Term Loan B	2.030	03/16/14	4,471,762

				8,512,459

	Healthcare 5.5%
3,234	Capella Healthcare, Inc. First Lien Term Loan	5.750	03/02/15	3,233,645
1,975	Catalent Pharma Solutions, Inc. Dollar Term Loan	2.513	04/10/14	1,883,293
269	Community Health Systems, Inc. Delayed Draw Term Loan	2.502	07/25/14	262,336
5,262	Community Health Systems, Inc. Term Loan	2.502	07/25/14	5,122,020
3,170	Concentra, Inc. Second Lien Term Loan (a)	5.800	06/25/15	2,922,440

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Healthcare (continued)
$4,234	HCA, Inc. Extended Term Loan B2	3.540%	03/31/17	$4,212,051
1,766	HCA, Inc. Term Loan B	2.540	11/18/13	1,720,403
4,329	HCR Healthcare, LLC Term Loan B	2.773	12/22/14	4,264,318
6,124	Health Management Associates, Inc. Term Loan B	2.040	02/28/14	5,942,006
1,689	Healthcare Partners, LLC Term Loan B	2.040	10/31/13	1,640,441
1,250	IMS Health Inc. Term Loan B	5.250	02/26/16	1,259,504
2,918	Inverness Medical Innovations, Inc. First Lien Term Loan	2.270	06/26/14	2,871,549
5,400	Multiplan, Corp. Incremental Term Loan	6.000	04/12/13	5,415,100
1,662	Rehabcare Group, Inc. Term Loan B	6.000	11/24/15	1,672,891
1,325	Skilled Healthcare Group, Inc. Term Loan B	5.250	04/08/16	1,328,614
5,857	Surgical Care Affiliates, LLC Term Loan	2.290	12/29/14	5,652,050
622	United Surgical Partners, International, Inc. Delayed Draw Term Loan	2.270	04/21/14	604,587
3,295	United Surgical Partners, International, Inc. Term Loan B	2.290	04/19/14	3,200,143

				53,207,391

	Home & Office Furnishings, Housewares & Durable Consumer Products 1.2%
6,789	Hunter Fan Co. Second Lien Term Loan	7.000	10/16/14	4,226,447
1,845	Hunter Fan Co. Term Loan	2.760	04/16/14	1,682,228

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Home & Office Furnishings, Housewares & Durable Consumer Products (continued)
$4,875	Mattress Holdings Corp. Term Loan B	2.690%	01/18/14	$4,050,311
2,208	National Bedding Co., LLC Second Lien Term Loan	5.313	02/28/14	2,053,145

				12,012,131

	Hotels, Motels, Inns & Gaming 10.1%
€3,071	Amadeus IT Group SA Term Loan A1 (Spain)	1.402	07/07/12	4,022,046
€4,000	Amadeus IT Group SA Term Loan B1 (Spain)	2.399	07/01/13	5,245,912
€4,000	Amadeus IT Group SA Term Loan C1 (Spain)	2.899	07/01/14	5,245,912
3,149	Amadeus IT Group SA Term Loan A2 (Spain)	1.260	12/31/19	3,092,228
5,500	BLB Worldwide Holdings, Inc. Second Lien Term Loan (d)	6.500	07/18/12	330,000
1,996	BLB Worldwide Holdings, Inc. Term Loan B (a)	4.750	07/18/11	1,434,126
2,500	Cannery Casino Resorts, LLC Second Lien Term Loan	4.509	05/16/14	2,112,500
1,820	Cannery Casino Resorts, LLC Delayed Draw Term Loan	4.501	05/20/13	1,700,637
2,201	Cannery Casino Resorts, LLC Term Loan B	4.509	05/18/13	2,056,776
4,424	CCM Merger, Inc. Term Loan B	8.500	07/13/12	4,389,596
£1,690	Gala Group Ltd. Term Loan A (United Kingdom)	3.500	12/01/12	2,523,453
360	Golden Nugget, Inc. New Delayed Draw Term Loan (a)	3.270	06/30/14	281,583
633	Golden Nugget, Inc. Term Loan B (a)	3.280	06/30/14	494,683

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Hotels, Motels, Inns & Gaming (continued)
$32	Greektown Casino, LLC Incremental Term Loan B (a)(c)(d)	7.000%	12/03/12	$35,016
499	Harrah’s Operating Co., Inc. Incremental Term Loan B4	9.500	10/31/16	518,804
6,718	Harrah’s Operating Co., Inc. Term Loan B1	3.316	01/28/15	5,921,606
3,710	Harrah’s Operating Co., Inc. Term Loan B2	3.316	01/28/15	3,272,462
7,766	Harrah’s Operating Co., Inc. Term Loan B3	3.320	01/28/15	6,825,590
501	Isle of Capri Casinos, Inc. New Delayed Draw Term Loan A	5.000	11/25/13	490,440
569	Isle of Capri Casinos, Inc. New Delayed Draw Term Loan B	5.000	11/25/13	557,634
1,423	Isle of Capri Casinos, Inc. New Term Loan B	5.000	11/25/13	1,394,084
1,500	Las Vegas Sands, LLC/Venetian Casino Delayed Draw Term Loan	2.050	05/23/14	1,420,389
7,422	Las Vegas Sands, LLC/Venetian Casino Term Loan B	2.050	05/23/14	7,029,660
1,222	Magnolia Hill, LLC Delayed Draw Term Loan	3.516	10/30/13	1,100,168
4,650	Magnolia Hill, LLC Mezzanine Loan	14.000	04/30/14	4,556,861
3,479	Magnolia Hill, LLC Term Loan	3.530	10/30/13	3,131,248
2,529	MGM Mirage Class D Term Loan	6.000	10/03/11	2,489,090
€10,250	Regency Entertainment SA Term Loan B (Greece)	2.904	03/03/14	10,212,770
€10,250	Regency Entertainment SA Term Loan C (Greece)	3.279	03/02/15	10,212,770

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Hotels, Motels, Inns & Gaming (continued)
$1,097	Venetian Macau, Ltd. Delayed Draw Term Loan B	4.800%	05/25/12	$1,083,583
1,479	Venetian Macau, Ltd. New Project Term Loan	4.800	05/27/13	1,458,828
2,745	Venetian Macau, Ltd. Term Loan B	4.800	05/27/13	2,711,465

				97,351,920

	Insurance 2.5%
3,884	Alliant Holdings I, Inc. Term Loan B	3.290	08/21/14	3,723,388
6,003	AmWins Group, Inc. First Lien Term Loan	2.770	06/08/13	5,632,783
2,324	Conseco, Inc. New Term Loan	7.500	10/10/13	2,268,551
1,750	HMSC Corp. Second Lien Term Loan	5.838	10/03/14	1,176,875
3,654	Mitchell International, Inc. Second Lien Term Loan	5.563	03/30/15	3,114,635
1,990	USI Holdings Corp. Incremental Term Loan	7.000	05/05/14	1,948,210
500	Vertafore, Inc. Second Lien Term Loan	6.252	01/31/13	470,000
1,961	Vertafore, Inc. Additional Term Loan	7.500	01/31/12	1,951,058
3,667	Vertafore, Inc. Term Loan B2	5.500	07/31/14	3,565,833

				23,851,333

	Machinery 1.1%
5,655	Goodman Global, Inc. Term Loan B	6.250	02/13/14	5,682,099
1,500	Manitowoc Co., Inc. Term Loan B	4.813	11/06/14	1,505,893

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Machinery (continued)
$3,891	Mold-Masters Luxembourg Holdings, SA Mold Masters Term Loan	3.875%	10/11/14	$3,209,860

				10,397,852

	Medical Products & Services 0.4%
1,832	Biomet, Inc. Term Loan B	3.280	03/25/15	1,809,699
1,610	Carestream Health, Inc. First Lien Term Loan	2.273	04/30/13	1,569,637
407	Orthofix Holdings, Inc. Term Loan	6.750	09/22/13	406,764

				3,786,100

	Mining, Steel, Iron & Non-Precious Metals 0.2%
2,185	John Maneely Co. Term Loan	3.550	12/09/13	2,105,942

	Natural Resources 0.4%
4,000	Dresser, Inc. Second Lien Term Loan	6.000	05/04/15	3,892,000
294	Targa Resources, Inc. New Term Loan	6.000	07/05/16	295,526

				4,187,526

	Non-Durable Consumer Products 4.6%
6,193	Amscan Holdings, Inc. New Term Loan	2.534	05/25/13	5,961,157
1,933	Huish Detergents, Inc. Term Loan B	2.030	04/26/14	1,894,036
198	KIK Custom Products, Inc. Canadian Term Loan	2.570	06/02/14	174,269
1,157	KIK Custom Products, Inc. First Lien Term Loan	2.570	06/02/14	1,016,570
7,000	KIK Custom Products, Inc. Second Lien Term Loan	5.316	11/30/14	4,620,000
€8,064	Ontex Term Loan B (Belgium)	3.279	07/05/12	10,515,206

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Non-Durable Consumer Products (continued)
€8,064	Ontex Term Loan C (Belgium)	4.529%	07/05/13	$10,515,206
9,200	Spectrum Brands, Inc. Dollar Term Loan	8.000	06/29/12	9,201,937
475	Spectrum Brands, Inc. Letter of Credit	8.000	06/29/12	475,410

				44,373,791

	Paper & Forest Products 0.5%
3,200	Ainsworth Lumber Co., Ltd. Term Loan	5.313	06/26/14	2,944,000
414	Verso Paper Holding, LLC Term Loan (a)	6.570	02/01/13	345,481
56	White Birch Paper Co. DIP Delayed Draw Term Loan (Canada) (f)	4.770	12/01/10	56,212
584	White Birch Paper Co. DIP Term Loan B (Canada)	12.000	12/01/10	584,349
2,652	White Birch Paper Co. First Lien Term Loan (Canada) (a)(d)	7.000	05/08/14	1,071,315

				5,001,357

	Pharmaceuticals 2.4%
11,639	Nyco Holdings 2 Aps Term Loan A (Denmark)	1.790	12/29/13	10,955,371
3,962	Nyco Holdings 2 Aps Term Loan B2 (Denmark)	2.540	12/29/14	3,725,283
3,962	Nyco Holdings 2 Aps Term Loan C2	3.290	12/29/15	3,725,283
€1,486	Nyco Holdings 2 Aps Term Loan B	2.885	12/29/14	1,870,543
€1,486	Nyco Holdings 2 Aps Term Loan C	3.635	12/29/15	1,870,543
639	Nyco Holdings 3 Aps Facility A2	1.790	12/29/13	601,245

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Pharmaceuticals (continued)
$20	Nyco Holdings 3 Aps Facility A3 (Denmark)	1.790%	12/29/13	$18,894
13	Nyco Holdings 3 Aps Facility A4 (Denmark)	1.790	12/29/13	12,035
90	Nyco Holdings 3 Aps Facility A5 (Denmark)	1.790	12/29/13	85,101

				22,864,298

	Printing & Publishing 6.2%
1,474	Affiliated Media New Term Loan	8.250	03/19/14	1,389,400
4,000	Endurance Business Media, Inc. Second Lien Term Loan (b)(d)	11.250	01/26/14	0
912	Gatehouse Media, Inc. Delayed Draw Term Loan	2.260	08/28/14	451,377
2,445	Gatehouse Media, Inc. Term Loan B	2.280	08/28/14	1,210,246
2,000	Knowledgepoint360 Group, LLC Second Lien Term Loan	7.250	04/13/15	1,220,000
1,161	Knowledgepoint360 Group, LLC First Lien Term Loan	3.500	04/14/14	870,797
4,927	Merrill Communications, LLC Second Lien Term Loan (a)	14.752	11/15/13	4,188,049
2,333	Newsday, LLC Term Loan	6.553	08/01/13	2,383,890
€3,935	Primacom Term Loan B (Germany)	4.724	12/05/13	4,243,467
€3,935	Primacom Term Loan C (Germany)	5.224	12/05/14	4,243,467
€4,019	Primacom Term Loan C2 (Germany)	5.224	09/25/10	4,334,119
1,443	Primedia Inc. Term Loan B	2.540	08/01/14	1,261,696
€7,500	Prosiebensat.1 Media AG Term Loan C2 (Germany) (i)	—	07/03/15	9,159,772

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Printing & Publishing (continued)
€7,500	Prosiebensat.1 Media AG Term Loan C3 (Germany) (i)	—	07/03/15	$9,159,772
1,508	R.H. Donnelley, Inc. New Term Loan	9.250%	10/24/14	1,471,735
1,497	SuperMedia, Inc. Exit Term loan	11.000	12/31/15	1,405,225
6,476	Tribune Co. Bridge Loan (c)(d)	8.250	12/20/15	153,808
10,146	Tribune Co. Term Loan B (c)(d)	5.250	06/04/14	6,826,987
7,071	Yell Group PLC New Term Loan B1 (United Kingdom)	4.023	07/31/14	5,895,348

				59,869,155

	Restaurants & Food Service 0.5%
1,360	Center Cut Hospitality, Inc. Term Loan	9.250	07/06/14	1,292,346
3,174	Volume Services America, Inc. Term Loan	9.250	12/31/12	3,173,628

				4,465,974

	Retail — Oil & Gas 0.6%
860	The Pantry, Inc. Delayed Draw Term Loan B	2.030	05/15/14	828,841
2,988	The Pantry, Inc. Term Loan B	2.030	05/15/14	2,878,742
2,323	Pilot Travel Centers, LLC Term Loan B (i)	—	11/24/15	2,343,319

				6,050,902

	Retail — Specialty 0.6%
€5,500	Zapf Creation AG Term Loan (Germany) (b)	5.136	11/30/12	5,492,230

	Retail — Stores 2.5%
2,000	CDW Corp. Term Loan	4.338	10/10/14	1,871,072
4,268	Dollar General Corp. Term Loan B2	3.010	07/07/14	4,195,722

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Retail — Stores (continued)
$6,499	General Nutrition Centers, Inc. Term Loan B	2.540%	09/16/13	$6,330,226
4,027	Guitar Center, Inc. Term Loan B	3.770	10/09/14	3,769,444
6,454	Rite Aid Corp. Term Loan 3	6.000	06/04/14	6,387,400
1,020	Sally Holdings, Inc. Term Loan B	2.520	11/15/13	1,009,833
953	Savers, Inc. Term Loan B	5.750	03/11/16	958,824

				24,522,521

	Software 1.3%
€9,786	NDS Finance Ltd. Term Loan B2 (United Kingdom)	4.900	10/14/15	12,540,899

	Telecommunications — Equipment & Services 1.4%
5,386	Avaya, Inc. Term Loan	3.002	10/24/14	4,945,951
€2,387	EWT (Escaline S.A.R.L) Term Loan B (Germany)	3.160	10/31/14	2,690,132
€2,387	EWT (Escaline S.A.R.L) Term Loan C (Germany)	3.647	10/30/15	2,690,131
€1,926	Fibernet Term Loan B (Bulgaria) (b)	3.155	12/20/14	1,666,840
€1,926	Fibernet Term Loan C (Bulgaria) (b)	3.655	12/20/15	1,666,840

				13,659,894

	Telecommunications — Local Exchange Carriers 0.9%
4,904	Global Tel*Link Corp. Term Loan B	6.000	03/02/16	4,916,544
3,238	Hawaiian Telcom Communications, Inc Term Loan C (a)(c)	4.750	06/01/14	2,363,520
1,385	Sorenson Communications, Inc. Term Loan C	6.000	08/16/13	1,358,316

				8,638,380

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Telecommunications — Long Distance 0.5%
$167	Level 3 Communications, Inc. Add On Term Loan	11.500%	03/13/14	$182,604
5,000	Level 3 Communications, Inc. Term Loan A	2.548	03/13/14	4,692,190

				4,874,794

	Telecommunications — Wireless 0.9%
2,909	Asurion Corp. First Lien Term Loan	3.250	07/03/14	2,879,750
3,778	MetroPCS Wireless, Inc. Term Loan B	2.520	11/04/13	3,700,937
1,809	NTELOS, Inc. Term Loan B	5.750	08/07/15	1,821,529

				8,402,216

	Textiles & Leather 0.8%
1,384	Gold Toe Investment Corp. First Lien Term Loan B	8.500	10/30/13	1,346,120
2,000	Gold Toe Investment Corp. Second Lien Term Loan	11.750	04/30/14	1,720,000
5,000	Levi Strauss & Co. Term Loan	2.513	03/27/14	4,812,460

				7,878,580

	Utilities 6.0%
5,000	Bicent Power, LLC Second Lien Term Loan	4.300	12/31/14	3,450,000
4,353	BRSP, LLC Term Loan B	7.500	06/04/14	4,364,291
22,605	Calpine Corp. First Priority Term Loan	3.165	03/29/14	21,835,902
2,900	First Light Power Resources, Inc. Second Lien Term Loan	4.813	05/01/14	2,668,000

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Utilities (continued)
$614	First Light Power Resources, Inc. Synthetic Letter of Credit	2.813%	11/01/13	$596,721
733	First Light Power Resources, Inc. Term Loan B	2.813	11/01/13	712,758
187	Mach Gen, LLC Letter of Credit	2.540	02/22/13	174,612
1,392	NRG Energy, Inc. Synthetic Letter of Credit	2.040	12/09/13	1,367,029
2,111	NRG Energy, Inc. Term Loan	2.000	12/09/13	2,072,975
4,516	Primary Energy Operations, LLC New Term Loan	6.500	10/23/14	4,448,359
1,990	Texas Competitive Electric Holdings Co., LLC Delayed Draw Term Loan	3.750	10/10/14	1,617,000
8,989	Texas Competitive Electric Holdings Co., LLC Term Loan B2	3.750	10/10/14	7,393,473
1,975	Texas Competitive Electric Holdings Co., LLC Term Loan B3	3.752	10/10/14	1,614,029
6,000	TPF Generation Holdings, LLC Second Lien Term Loan C	4.540	12/15/14	5,569,500

				57,884,649

	Total Variable Rate Senior Loan Interests** 103.5%			993,866,310

	Notes 23.4%
	Broadcasting — Cable 1.3%
5,000	Kabel Deutschland GmbH (Germany)	10.625	07/01/14	5,237,500
€5,000	UPC Germany GmbH (Germany) (g)	9.625	12/01/19	7,189,829

				12,427,329

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Buildings & Real Estate 0.4%
£3,160	European Loan Conduit (United Kingdom) (b) (g)	0.776%	07/25/17	$3,964,668
				3,964,668

	Chemicals, Plastics & Rubber 0.7%
5,000	Cognis GmbH (Germany) (g)	2.257	09/15/13	4,935,415
1,993	Wellman, Inc. (a)(b)	5.000	01/29/19	1,992,869

				6,928,284

	Construction Material 0.4%
2,000	Builders Firstsource, Inc. (h)	13.000	02/15/16	2,075,000
2,000	Compression Polymers Corp. (h)	7.180	07/01/12	1,930,000

				4,005,000

	Containers, Packaging & Glass 5.9%
€11,200	Ardagh Glass Finance (Ireland) (g)	7.125	06/15/17	14,663,695
€6,000	Ardagh Glass Finance BV (Ireland) (g)	8.750	02/01/20	8,428,077
2,800	Berry Plastics Group, Inc. (h)	5.053	02/15/15	2,751,000
€4,500	Impress Holdings (Netherlands) (g)	9.250	09/15/14	6,321,058
€9,000	Impress Metal Packaging Holdings BV (Netherlands) (g)	3.769	09/15/13	11,713,430
€10,875	Pregis Corp.	5.644	04/15/13	13,610,745

				57,488,005

	Entertainment & Leisure 0.8%
£5,000	Manchester United Finance, PLC (United Kingdom) (g)	8.750	02/01/17	7,498,015

	Finance 1.7%
€7,000	GMAC, Inc.	5.375	06/06/11	9,366,749

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Finance (continued)
€5,000	GMAC, Inc.	6.000%	05/23/12	$6,707,844

				16,074,593

	Healthcare 0.7%
6,167	Apria Healthcare Group, Inc. (g)	11.250	11/01/14	6,806,458

	Hotels, Motels, Inns & Gaming 0.7%
£4,145	Spirit Issuer PLC (United Kingdom)	5.472	12/28/28	4,986,763
2,000	Wynn Las Vegas, LLC	7.875	05/01/20	2,027,500

				7,014,263

	Insurance 0.6%
€1,000	American International Group	0.819	07/19/13	1,200,181
€4,000	American International Group	4.375	04/26/16	4,878,693

				6,078,874

	Media 1.2%
€5,000	Royal Bank of Scotland PLC (United Kingdom)	6.934	04/09/18	7,043,942
4,250	Virgin Media Finance PLC (United Kingdom)	9.500	08/15/16	4,685,625

				11,729,567

	Mining, Steel, Iron & Non-Precious Metals 1.4%
11,500	FMG Finance Pty Ltd. (Australia) (g)	10.625	09/01/16	13,570,000

	Non-Durable Consumer Products 0.2%
1,539	Targus Group International, Inc. (b)	10.000	12/15/15	1,500,360

	Telecommunications — Equipment & Services 2.4%
€19,750	Versatel AG (Germany) (g)	3.400	06/15/14	23,403,558

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Telecommunications — Wireless 1.6%
$14,000	Wind Acquisition Fin SA (Italy (g)	10.750%	12/01/15	$15,015,000

	Transportation — Cargo 2.8%
€22,112	CB Bus AB (Sweden) (b)	9.125	08/01/12	26,894,370

	Transportation Infrastructure 0.6%
€5,000	Channel Link United Kingdom) (b)	2.247	06/30/12	5,458,944
£5,000	Channel Link (United Kingdom) (b)	2.084	06/20/12	6,273,209

				11,732,153

	Total Notes 23.4%			232,130,497

Description				Value

Equities 0.6%
Affiliated Media Inc. (87,369 common shares, Acquired 04/23/10, Cost $5,595,972)				1,397,900
Axia Acquisition Holdings Corp. (101 common shares, Acquired 04/21/10, Cost $1,404,030) (k)				251,903
Building Materials Holding Corp. (512,204 common shares, Acquired 01/11/10, Cost $770,554) (k) (l)				409,763
Cumulus Media, Inc. (Warrants for 1,568 common shares, Expiration date 06/29/19, Acquired 01/14/10, Cost $0) (b)(k)				5,817
Euramax International, Inc. (1,870 common shares, Acquired 07/09/09, Cost $1,962,106) (k) (l)				336,564
Marietta Holdings Corp. (1,641,483 common shares, Acquired 04/22/10, Cost $2,591,511) (b)(k)				607,677
Marietta Holdings Corp.. (Warrants for 413,194 common shares, Expiration date 04/21/10, Acquired 03/17/10, Cost $0) (b)(k)				0
Mega Brands Inc. (600,814 common shares, Acquired 03/31/10, Cost $1,080,625)				313,478
Newhall Holding Co., LLC (235,259 common shares, Acquired 8/26/09, Cost $2,010,219) (l)				441,111
Rhodes Homes (750,544 common shares, Acquired 04/13/10, Cost $963,538)				187,636
SuperMedia Inc. (7,080 common shares, Acquired 01/07/10, Cost $525,307) (l)				317,892
Targus Group International, Inc. (62,413 common shares, Acquired 12/16/09, Cost $0) (b)(k)(l)				0
Vitruvian Exploration, LLC (76,400 common shares, Acquired 10/19/09, Cost $3,276,000)(l)				802,200
WCI Communities, Inc. (1,830 common shares, Acquired 09/23/09, Cost $205,427) (l)				155,550
Wellman, Inc. (1,892 common shares, Acquired 02/12/09 & 06/16/09, Cost $4,958,713) (b)(l)				622,790

Total Equities 0.6%				5,850,281

Total Long-Term Investments 127.5% (Cost $1,388,847,342)				1,231,847,088

Time Deposit 2.9%
State Street Bank & Trust Corp. ($27,901,430 par, 0.01% coupon, dated 4/30/10, to be sold on 5/01/10 at $27,901,453)				$27,901,430

Total Investments 130.4% (Cost $1,416,748,772)				1,259,748,518
Foreign Currency 0.1% (Cost $979,695)				994,088
Borrowings (28.2%)				(272,500,000)
Liabilities in Excess of Other Assets (2.3%)				(22,443,976)

Net Assets 100.0%				$965,798,630

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2010 (Unaudited) continued

Par amounts are denominated in US currency unless otherwise noted.

£ — Great Britain Pound

€ — Euro

Percentages are calculated as a percentage of net assets.

(a)	All or a portion of this security is payment-in-kind.

(b)	Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(c)	This borrower has filed for protection in federal bankruptcy court.

(d)	This Senior Loan interest is non-income producing.

(e)	The borrower is in the process of restructuring or amending the terms of this loan.

(f)	All or a portion of this holding is subject to unfunded loan commitments.

(g)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(h)	Variable rate security. Interest rate shown is that in effect at April 30, 2010.

(i)	This floating rate interest will settle after April 30, 2010, at which time the interest rate will be determined.

(k)	Restricted security. Securities were acquired through the restructuring of senior loans. These securities are restricted, as they are not allowed to be deposited via the Depository Trust Company. If at a later point in time, the company wishes to register, the issuer will bear the costs associated with registration. The aggregate value of restricted securities represents 0.20% of the net assets of the Fund.

(l)	Non-income producing security.

*	Senior Loans in the Fund’s portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund’s portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund’s portfolio may be substantially less than the stated maturities shown.

**	Senior Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
Swap agreements outstanding as of April 30, 2010:

Credit Default Swaps

			Pay/					Credit
			Receive		Notional			Rating of
		Buy/Sell	Fixed	Expiration	Amount	Upfront		Reference
Counterparty	Reference Entity	Protection	Rate	Date	(000)	Payments	Value	Equity*
Bank of America N.A.	Lighthouse International	Sell	3.350%	09/20/12	$6,657	$0	$(1,207,265)	B
Bank of America N.A.	Lighthouse International	Sell	3.650	12/20/12	6,657	0	(1,351,347)	B
Credit Suisse International	Codere Finance Luxemburg SA	Sell	3.420	09/20/12	6,657	0	(55,073)	B
Goldman Sachs International	ArcelorMittal	Sell	5.400	06/20/11	6,657	0	405,268	BBB
Goldman Sachs International	ArcelorMittal	Sell	5.750	06/20/10	6,657	0	91,435	BBB

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2010 (Unaudited) continued

			Pay/					Credit
			Receive		Notional			Rating of
		Buy/Sell	Fixed	Expiration	Amount	Upfront		Reference
Counterparty	Reference Entity	Protection	Rate	Date	(000)	Payments	Value	Equity*
Goldman Sachs International	Calpine Corporation	Sell	5.000%	03/20/11	$2,000	$(65,000)	$47,899	B
Goldman Sachs International	CDX.NA.HY.9	Sell	3.750	12/20/12	34,400	(1,431,000)	895,720	NR
Goldman Sachs International	CDX.NA.HY.10	Sell	5.000	06/20/13	17,400	(1,128,250)	999,166	NR
Goldman Sachs International	Citgo Petroleum Corp.	Sell	3.000	12/20/10	5,000	0	47,982	BB
Goldman Sachs International	Gala Group Finance	Sell	3.450	12/20/12	6,657	0	(78,785)	NR
Goldman Sachs International	Gala Group Finance	Sell	4.150	03/20/13	6,657	0	26,011	NR
Goldman Sachs International	LCDX.NA.10	Sell	3.250	12/20/12	47,400	(5,293,000)	1,356,167	NR
Goldman Sachs International	LCDX9	Sell	2.250	12/20/12	39,500	(3,208,750)	197,500	NR
Goldman Sachs International	Peermont Global	Sell	3.500	09/20/12	6,657	0	(406,476)	B
Goldman Sachs International	Texas Competitive Electric Holdings Company, LLC	Sell	2.850	06/20/10	5,000	0	4,129	B
Goldman Sachs International	Texas Competitive Electric Holdings Company, LLC	Sell	5.000	06/20/10	3,000	(97,500)	18,689	B
Goldman Sachs International	Texas Competitive Electric Holdings Company, LLC	Sell	5.000	03/20/12	5,000	(112,500)	(83,546)	B
Goldman Sachs International	UPC Holding	Sell	3.450	09/20/12	6,657	0	47,608	BBB
Goldman Sachs International	Xstrata PLC	Sell	5.800	06/20/10	6,657	0	93,506

Total Credit Default Swaps					$225,270	$(11,336,000)	$1,048,588

NR – Not Rated

*	Credit rating as issued by Standard and Poor’s (Unaudited).

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2010 (Unaudited) continued
Forward foreign currency contracts outstanding as of April 30, 2010:

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation
Short Contracts:
Euro
222,166,596 expiring 06/04/2010	US $	295,836,989	(31,275)
Pound Sterling
33,542,093 expiring 06/04/10	US $	51,315,013	457,207

Total Short Contracts			425,932

Total Forward Foreign Currency Contracts			$425,932

Summary of Long-Term Investments by Country Classification (Unaudited)

		Percentage of
		Long-Term
Country	Value	Investment
United States	790,530,605	64.2%
United Kingdom	116,536,828	9.5
Germany	100,899,196	8.2
Netherlands	30,879,955	2.5
Sweden	26,894,369	2.2
Ireland	23,091,772	1.9
Denmark	22,864,299	1.8
Spain	21,130,257	1.7
Belgium	21,030,413	1.7
Greece	20,425,540	1.6
Luxembourg	15,015,000	1.2
Australia	13,570,000	1.1
Bulgaria	11,988,103	1.0
Canada	8,686,875	0.7
Cayman Islands	8,303,876	0.7

	$1,231,847,088	100.0%

Security Valuation The Fund’s loans and debt obligations are valued by the Fund following valuation guidelines established and periodically reviewed by the Fund’s Board of Trustees. Under the valuation guidelines, loans and debt obligations for which reliable market quotes are readily available are valued at the mean of such bid and ask quotes. Where reliable market quotes are not readily available, loans and debt obligations are valued, where possible, using independent market indicators provided by independent pricing sources approved by the Board of Trustees. Other loans and debt obligations are valued by independent pricing sources approved by the Board of Trustees based upon pricing

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2010 (Unaudited) continued
models developed, maintained and operated by those pricing sources or valued by Van Kampen Asset Management (the “Adviser”) by considering a number of factors including consideration of market indicators, transactions in instruments which the Adviser believes may be comparable (including comparable credit quality, interest rate, interest rate redetermination period and maturity), the credit worthiness of the Borrower, the current interest rate, the period until next interest rate redetermination and the maturity of such loan. Consideration of comparable instruments may include commercial paper, negotiable certificates of deposit and short-term variable rate securities which have adjustment periods comparable to the loans in the Fund’s portfolio. The fair value of loans are reviewed and approved by the Fund’s Valuation Committee and the Board of Trustees. Forward foreign currency contracts are valued using quoted foreign exchange rates.
     Equity securities are valued on the basis of prices furnished by pricing services or at fair value as determined in good faith by the Adviser under the direction of the Board of Trustees.
     Credit default swaps are valued using quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term loan participations are valued at cost in the absence of any indication of impairment.
     The Fund adopted the provisions of the FASB Staff Position Paper No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 (“FSP FAS 133-1 and FIN 45-4”), effective November 30, 2008. FSP FAS 133-1 and FIN 45-4 requires the seller of credit derivatives to provide additional disclosure about its credit derivatives.
     The Fund may enter into credit default swap contracts, a type of credit derivative, for hedging purposes or to gain exposure to a credit or index of credits in which the Fund may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer or index of issuers. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. The seller in a credit default swap contract would be required to pay an agreed-upon amount to the buyer in the event of an adverse credit event of the issuer. This agreed-upon amount approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments and is estimated to be the maximum potential future payment that the seller could be required to make under the credit default swap contract. In the event of an adverse credit event, the seller generally does not have any contractual remedies against the issuer or any other third party. However, if a physical settlement is elected, the seller would receive the defaulted credit and, as a result, become a creditor of the issuer.
     The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.
     Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the counterparty. If there is a default by the counterparty to a swap agreement, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is disclosed in the table following the Portfolio of Investments. For cash collateral received, the Fund pays a monthly fee to the counterparty based on the effective rate for Federal Funds.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investments	Quoted Prices	Observable Inputs	Inputs	Total

Investments in an Asset Position:
Variable Rate Senior Loan Interests	$—	$975,803,050	$18,063,260	$993,866,310
Notes	—	186,046,077	46,084,420	232,130,497
Equities
Broadcasting — Diversified	—	5,817	—	5,817
Buildings & Real Estate	784,297	—	—	784,297
Chemicals, Plastics & Rubber	—	—	622,790	622,790
Construction Material	661,666	—	—	661,666
Diversified Manufacturing	336,564	—	—	336,564
Health & Beauty	—	—	607,677	607,677
Natural Resources	802,200	—	—	802,200
Non-Durable Consumer Products	313,478	—	—	313,478
Printing & Publishing	1,715,792	—	—	1,715,792
Short-term Investments	—	27,901,430	—	27,901,430
Forward Foreign Currency Contracts	—	457,207	—	457,207
Credit Default Swap	—	4,231,080	—	4,231,080
Unfunded Commitments	—	50,080	—	50,080

Total Investments in an Asset Position	$4,613,997	$1,194,494,741	$65,378,147	$1,264,486,885

Investments in a Liability Position:
Forward Foreign Currency Contracts	—	(31,275)	—	(31,275)
Credit Default Swap	—	(3,182,492)	—	(3,182,492)
Unfunded Commitments	—	(3,679,988)	—	(3,679,988)

Total Investments in a Liability Position	$—	$(6,893,755)	$—	$(6,893,755)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Loans and Securities
			Equities
	Variable				Chemicals,
	Rate Senior		Health	Construction	Plastics	Diversified		Unfunded
	Loan Interest	Notes	& Beauty	Materials	& Rubber	Manufacturing	Total	Commitments
Balance as of August 1, 2009	$20,874,117	$37,161,648	$—	$14,163	$1,103,660	$95,360	$59,248,948	$(13,947)
Accrued Discounts/Premiums	117,245	654,539		—	—	0	771,784	—
Realized Gain/Loss	(8,144,843)	(342,691)		(98,533)	—	0	(8,586,067)	—
Change in Unrealized Appreciation/Depreciation	10,761,336	(925,882)	(1,983,834)	128,368	(480,870)	1,866,746	9,365,864	13,947
Net Purchases/Sales	(2,293,576)	9,536,806	2,591,511	(43,998)	—	(1,962,106)	7,828,637	—
Net Transfers In and/or Out of Level 3*	(3,251,019)			—	—	—	(3,251,019)	—

Balance as of April 30, 2010	$18,063,260	$46,084,420	$607,677	$—	$622,790	$—	$65,378,147	$—

Net Change in Unrealized Appreciation/Depreciation from Investments Still Held as of 4/30/10								$6,230,934

*	The value of Net Transfers In and/or Out of Level 3 was measured using the market value as of the beginning of the period for transfer in and the market value as of the end of the period for transfers out.

Item 2. Controls and Procedures.
(a)	As of June 25, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 25, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant:     Invesco Van Kampen Dynamic Credit Opportunities

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	June 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	June 29, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	June 29, 2010